TAXES ON INCOME, NET (Schedule of Loss (Income) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 10,164	$ 34,096	$ 34,619
Foreign	(380)	(460)	(416)
Loss before taxes on income	$ (9,784)	$ (33,636)	$ (34,203)